Income Taxes	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Income Taxes
11.	Income taxes:

As we operate in several tax jurisdictions, our income is subject to various rates of taxation. The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss from continuing operations before income taxes as follows:

	Nine months ended
	January 31, 2013	January 31, 2012

Loss from continuing operations before income tax	$(37,699)	$(39,670)
Combined Luxemburg statutory income tax rate	29%	29%

Income tax recovery calculated at statutory rate	10,933	11,504

(Increase) decrease in income tax recovery (expense) resulting from:
Rate differences in various jurisdictions	19,623	33,316
Change in tax law	(1,158)	(977)
Non-deductible items	(27,481)	(23,869)
Other foreign taxes	(15,229)	(8,185)
Non-deductible portion of capital losses	185	1,092
Non-taxable income	21,745	2,113
Adjustments to prior years	(2,030)	(5,863)
Functional currency adjustments	858	(8,493)
Valuation allowance	(57,338)	1,707
Other	(714)	(463)

Income tax recovery (expense)	$(50,606)	$1,882

As at January 31, 2013, there was $17.7 million in unrecognized tax benefits, of which $10.3 million would have an impact on the effective tax rate, if recognized.

During the nine months ended January 31, 2013, a $4.0 million uncertain tax position was identified and recorded. This includes interest and penalties of $1.4 million. As of January 31, 2013 and April 30, 2012, interest and penalties totaling $4.2 million and $2.9 million, respectively, were accrued.

17.	Income taxes:

The Company’s income tax recovery (expense) is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Current income tax recovery (expense):

Luxembourg	$(2,294)	$(5,857)	$(7,615)
Foreign	(13,751)	1,631	(37,016)

	(16,045)	(4,226)	(44,631)

Deferred income tax recovery (expense):

Related to origination and reversal of temporary differences from foreign jurisdictions	23,452	56,355	35,358
Change in valuation allowance	(55,624)	(19,213)	(24)

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

During the year ended April 30, 2012, the change in valuation allowance includes an adjustment to the opening balance due to a change in judgment about the realizability of the related deferred tax assets in future years in addition to valuation allowance against current year losses.

The components of loss from continuing operations before income tax is comprised as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Luxembourg	$(38,499)	$5,411	$61,930
Foreign	7,823	(100,394)	(127,699)

	$(30,676)	$(94,983)	$(65,769)

As the Company operates in several tax jurisdictions, its income is subject to various rates of taxation. The income tax recovery (expense) differs from the amount that would have resulted from applying the Luxembourg statutory income tax rates to loss before taxes as follows:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Loss from continuing operations before income tax	$(30,676)	$(94,983)	$(65,769)
Combined Luxemburg statutory income tax rate	29%	29%	29%

Income tax recovery calculated at statutory rate	8,896	27,545	19,073

(Increase) decrease in income tax recovery (expense) resulting from:

Rate differences in various jurisdictions	33,522	60,930	73,116
Change in tax law	(3,558)	493	(1,283)
Non-deductible items	(29,365)	(58,007)	(88,132)
Other foreign taxes	(14,846)	(7,740)	(15,593)
Non-deductible portion of capital losses (gains)	991	(373)	4,301
Non-taxable income	10,292	1,442	3,781
Adjustments to prior years	(3,399)	(2,047)	7,781
Functional currency adjustments	4,627	32,163	(13,468)
Valuation allowance	(55,624)	(19,213)	(24)
Other	247	(2,277)	1,151

Income tax recovery (expense)	$(48,217)	$32,916	$(9,297)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The tax effects of temporary differences that give rise to significant portions of deferred income tax assets and deferred income tax liabilities are presented below:

	2012	2011

Deferred income tax assets:

Pension and other employee benefits	$18,573	$16,716
Losses carried forward	356,697	295,652
Deferred costs	—	1,146
Current accounts payable and receivable	9,139	6,093
Intangible assets	—	3,140

Total deferred income tax assets	384,409	322,747
Valuation allowance	(227,838)	(165,877)

Net deferred income tax assets	$156,571	$156,870

Deferred income tax liabilities:
Intangible assets	$(6,501)	$—
Property, plant and equipment	(56,144)	(29,635)
Deferred capital gains and deferred revenue	(54,508)	(64,968)
Long-term debt	(4,964)	(11,917)
Deferred costs	(5,897)	—
Other	(2,873)	(1,077)

Net deferred income taxes	$25,684	$49,273

Distributed as follows:
Current deferred income tax assets	$8,542	$7,596
Current deferred income tax liabilities	(11,729)	(13,035)
Long-term deferred income tax assets	48,943	90,882
Long-term deferred income tax liabilities	(20,072)	(36,170)

	$25,684	$49,273

As at April 30, 2012, the Company has non-capital loss carry forwards for Luxembourg and other foreign jurisdictions that are available to reduce taxable income in future years. These non-capital loss carry forwards expire as follows:

	2013	2015	2017 and thereafter	No expiry date	Total

Tax losses (i):

Africa	$—	$10,913	$955	$12,458	$24,326
Australia	—	—	—	46,669	46,669
Brazil	—	—	—	88,279	88,279
Canada	—	—	145,196	—	145,196
Denmark	—	—	—	29,458	29,458
Netherlands	2,727	—	13,275	—	16,002
Norway	—	—	—	457,479	457,479
Ireland	—	—	—	16,986	16,986
United Kingdom	—	—	—	98,237	98,237
Luxembourg	—	—	—	251,825	251,825
United States	—	—	19,072	—	19,072
Other	—	—	25,371	200	25,571

	$2,727	$10,913	$203,869	$1,001,591	$1,219,100

(i)	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at April 30, 2012.

The Company has also accumulated approximately $184.6 million in capital losses (April 30, 2011 -$184.8 million), which carry forward indefinitely. None of the capital losses are available to reduce future capital gains realized in Luxembourg, and $184.6 million are available to reduce future capital gains realized in other foreign jurisdictions (April 30, 2011 – $184.8 million).

As at April 30, 2012, the Company has provided a valuation allowance in respect of $494.6 million of the non-capital losses (April 30, 2011 – $430.6 million) (2012 – Luxembourg – $251.8 million, other jurisdictions – $242.8 million; 2011 – Luxembourg – $278.0 million, other jurisdictions – $152.6 million) and $184.6 million (April 30, 2011 – $184.8 million) of the capital losses in other foreign jurisdictions. The benefit anticipated from the utilization of the remaining non–capital and capital losses has been recorded as a deferred income tax asset.

Uncertain tax positions:

The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Opening balance	$15,302	$16,448	$15,834
Additions in the current year	8,014	122	8,914
Reductions in current year	(6,643)	(2,181)	(1,840)
Reduction due to lapse of statutory limitations	—	—	(9,848)
Foreign exchange	(748)	913	3,388

Total	$15,925	$15,302	$16,448

The following table summarizes information regarding income tax related interest and penalties:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Net reduction in interest and penalties	$(227)	$(628)	$(1,029)

The total amount of interest and penalties accrued on the balance sheet at April 30, 2012 was $2.9 million (2011 – $3.1 million).

General tax contingencies:

The Company is subject to taxes in different countries. Taxes and fiscal risks recognized in the Consolidated Financial Statements reflect the Company’s best estimate of the outcome based on the facts known at the balance sheet date in each individual country. These facts may include, but are not limited to, change in tax laws and interpretation thereof in the various jurisdictions where the Company operates. They may have an impact on the income tax as well as the resulting assets and liabilities. Any differences between tax estimates and final tax assessments are charged to the statement of operations in the period in which they are incurred.

In addition, the Company’s business and operations are complex and include a number of significant financings, acquisitions and dispositions. The determination of earnings, payroll and other taxes involves many factors including the interpretation of tax legislation in multiple jurisdictions in which the Company is subject to ongoing tax assessments. When applicable, the Company adjusts the previously recorded income tax expense, direct costs, interest and the associated assets and liabilities to reflect its change in estimates or assessments. These adjustments could materially change the Company’s results of operations.